Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Revenues								$ 8
Operating loss								(26)
Loss from operations before income taxes								(26)
Benefit for income taxes								9
Loss from operations								(17)
Gain/(Loss) on sale, net of tax							1	(5)
(Loss)/Income from discontinued operations, net of tax	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)